March 4, 2010




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Variable Account C (811-8052)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Variable Account C, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2009 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the annual report mailing.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-07452
		CIK No.:  0000896435
		Accession No.:  0000950123-10-018025
		Date of Filing:  02/26/2010

		Filer/Entity:  AMCAP Fund Inc.
		Registration No.:  811-01435
		CIK No.: 0000004405
		Accession No.:  0000051931-09-001395
		Date of Filing:  10/29/2009

		Filer/Entity:  American Balanced Fund
		Registration No.:  811-00066
		CIK No.: 0000004568
		Accession No.:  0000051931-10-000134
		Date of Filing:  02/26/2010

		Filer/Entity:  American High Income Trust
		Registration No.:  811-05364
		CIK No.: 0000823620
		Accession No.:  0000051931-09-001481
		Date of Filing:  11/27/2009

		Filer/Entity:  Capital World Bond Fund Inc.
		Registration No.:  811-05104
		CIK No.: 0000812303
		Accession No.:  0000051931-09-001486
		Date of Filing:  11/27/2009
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		Filer/Entity:  EuroPacific Growth Fund
		Registration No.:  811-03734
		CIK No.: 0000719603
		Accession No.:  0000051931-09-001482
		Date of Filing:  11/27/2009

		Filer/Entity:  Growth Fund of America Inc.
		Registration No.:  811-00862
		CIK No.: 0000044201
		Accession No.:  0000051931-09-001396
		Date of Filing:  10/29/2009

		Filer/Entity:  Investment Co. of America
		Registration No.:  811-00116
		CIK No.: 0000051931
		Accession No.:  0000051931-10-000140
		Date of Filing:  02/26/2010

		Filer/Entity:  New Perspective Fund Inc.
		Registration No.:  811-02333
		CIK No.: 0000071516
		Accession No.:  0000051931-09-001484
		Date of Filing:  11/27/2009

		Filer/Entity:  Washington Mutual Investors Fund Inc.
		Registration No.:  811-00604
		CIK No.: 0000104865
		Accession No.:  0000051931-09-001484
		Date of Filing:  12/18/2009

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001325358-10-000133
		Date of Filing:  03/01/2010

		Filer/Entity: American Century Variable Portfolios II Inc. Registration No.: 811-10155
		CIK No.:  0001124155
		Accession No.:  0001325358-10-000152
		Date of Filing:  03/01/2010

		Filer/Entity:  BlackRock Variable Series Funds, Inc.
		Registration No.:  811-03290
		CIK No.:  0000355916
		Accession No.:  0001287695-10-000219
		Date of Filing:  03/01/2010

		Filer/Entity:  Calvert Variable Series, Inc.
		Registration No.:  811-03591
		CIK No.:  0000708950
		Accession No.:  0000708950-10-000009
		Date of Filing:  02/26/2010
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		Filer/Entity:  Columbia Funds Variable Insurance Trust
		Registration No.:  811-05199
		CIK No.:  0000815425
		Accession No.:  0000773757-10-000021
		Date of Filing:  02/25/2010

		Filer/Entity: Columbia Funds Variable Insurance Trust I Registration No.: 811-08481
		CIK No.:  0001049787
		Accession No.:  0000773757-10-000018
		Date of Filing:  02/25/2010

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-10-000004
		Date of Filing:  02/22/2010

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-10-000003
		Date of Filing:  02/22/2010

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-10-000003
		Date of Filing:  02/18/2010

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-10-000004
		Date of Filing:  02/23/2010

		Filer/Entity:  DWS Investments VIT Funds
		Registration No.:  811-07507
		CIK No.:  0001006373
		Accession No.:  0000088053-10-000212
		Date of Filing:  02/26/2010

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-10-000214
		Date of Filing:  02/26/2010

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-10-000235
		Date of Filing:  02/26/2010
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		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-10-000001
		Date of Filing:  02/25/2010

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001382990-10-000006
		Date of Filing:  02/24/2010

		Filer/Entity:  Franklin Templeton Variable Insurance
				Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0000837274-10-000005
		Date of Filing:  02/26/2010

		Filer/Entity:  Goldman Sachs Variable Insurance Trust
		Registration No.: 811-08361
		CIK No.:  0001046292
		Accession No.:  0001325358-10-000179
		Date of Filing:  03/01/2010

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001171520-10-000180
		Date of Filing:  03/01/2010

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001325358-10-000156
		Date of Filing:  03/01/2010

		Filer/Entity:  Neuberger Berman Equity Funds
		Registration No:  811-00582
		CIK No.:  0000044402
		Accession No.:  0000044402-09-000012
		Date of Filing:  10/30/2009
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		Filer/Entity:  Neuberger Berman Advisers Management Trust
		Registration No:  811-04255
		CIK No.:  0000736913
		Accession No.:  0000736913-10-000002
		Date of Filing:  02/26/2010

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-10-000017
		Date of Filing:  03/01/2010

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001236835-10-000199
		Date of Filing:  03/01/2010

		Filer/Entity:  Summit Mutual Funds, Inc.
		Registration No.:  811-04000
		CIK No.:  0000743773
		Accession No.:  0000743773-10-000004
		Date of Filing:  02/26/2010

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-10-001306
		Date of Filing:  02/24/2010

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000927384-10-000001
		Date of Filing:  03/01/2010

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000831016-10-000004
		Date of Filing:  03/01/2010

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000719451-10-000011
		Date of Filing:  03/01/2010
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		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.: 0000880195-10-000084
		Date of Filing:  03/01/2010

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.: 0000773757-10-000022
		Date of Filing:  02/25/2010

If you have any questions regarding this filing, please contact me at
(425) 256-5026.

						Sincerely,


						/s/Jacqueline M. Veneziani
						Jacqueline M. Veneziani
						Senior Counsel
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